NB Crossroads Private Markets Fund VI LP (the “Partnership”) invests substantially all of its assets in NB Crossroads Private Markets Fund VI Holdings LP (the “Master Fund”). The percentage of the Master Fund’s partners’ equity owned by the Partnership at December 31, 2024, was 82.78%. The Partnership has included the Master Fund’s schedule of investments as of December 31, 2024, below. The Master Fund’s schedule of investments was also filed on Form NPORT-EX with the Securities and Exchange Commission on February 28, 2025.

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments

December 31, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Large-cap Buyout (26.59%)
BC Partners XI GD - I LP	Primary	07/2021-11/2024	Europe	$5,725,451	$6,858,014
Boom Co-Invest B, L.P.	Co-Investment	09/2021	North America	4,805,142	7,680,000
Clayton, Dubilier & Rice Fund XI, L.P.	Primary	09/2021-02/2024	North America	5,785,966	6,487,672
Green Equity Investors Offshore Fund IX, L.P.	Primary	08/2023-11/2024	North America	2,835,287	3,280,712
Hellman & Friedman Capital Partners X (Parallel), L.P.	Primary	11/2021-12/2024	North America	6,615,247	8,031,821
KKR Apple Co-Invest L.P.	Co-Investment	09/2021-11/2021	North America	5,166,372	7,322,873
KKR Leo Co-Invest L.P.	Co-Investment	06/2021	Asia	799,252	1,751,089
KKR Oculus Co-Invest L.P.	Co-Investment	11/2020	North America	2,100,190	3,759,785
KKR Redwood Co-Invest L.P.	Co-Investment	07/2020	North America	1,349,413	2,248,334
Magenta Blocker Aggregator LP	Co-Investment	07/2021	North America	1,866,895	2,687,381
NB RR Co-Invest LP	Co-Investment	10/2020-09/2024	North America	4,472,770	7,520,380
Project Metal Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,703,705	2,508,000
Project Stream Co-Invest Fund, L.P.	Co-Investment	10/2021	North America	5,706,387	5,472,000
RealPage Parent, LP (F)	Co-Investment	04/2021	North America	4,100,000	6,232,000
RL Co-Investor Aggregator II L.P.	Co-Investment	03/2022-03/2023	North America	2,259,103	2,398,008
RL Co-Investor Aggregator L.P.	Co-Investment	05/2022-03/2023	North America	2,551,189	2,701,751
Silver Lake Partners VI, L.P.	Primary	01/2021-12/2024	North America	7,081,171	9,138,514
THL Fund Investors (Altar), L.P.	Co-Investment	02/2022	North America	3,511,067	5,685,891
Thoma Bravo XIV- A, L.P.	Primary	04/2021-09/2024	North America	6,721,830	8,751,201
TPG Asia VI Digs 1 L.P.	Co-Investment	11/2020	Asia	-	3,888
TPG Jedi CoInvest, L.P.	Co-Investment	07/2020	North America	1,814,016	2,999,083
				80,970,453	103,518,397
Small and Mid-cap Buyout (56.67%)
AAI FG Holdco L.P.	Co-Investment	09/2020	Europe	2,807,050	6,600,232
Advent Global Technology Fund II-C Limited Partnership	Primary	02/2022-12/2024	North America	8,160,000	9,546,613
AFC Acquisitions, Inc. (F)	Co-Investment	04/2021-06/2024	North America	4,416,955	8,392,214
Austin Co-Investment, L.P.2	Co-Investment	03/2021	North America	529,052	7,606,358
BC Partners Galileo (1) L.P.	Secondary	07/2021	Europe	4,351,898	6,866,783
Breakaway Co-Investment Holdings LP	Co-Investment	10/2021	North America	-	-
Charlesbank Equity Fund X, L.P.	Primary	09/2021-10/2024	North America	8,302,406	10,670,193
CIMI Holdings L.P.	Co-Investment	09/2020	North America	1,700,000	4,427,110
Compass Syndication L.P.	Co-Investment	10/2021	North America	1,110,652	1,391,500
Crosspoint Capital Fund I, LP	Primary	04/2021-09/2024	North America	9,901,778	14,261,851
EMK Capital Partners II LP	Primary	09/2021-09/2024	Europe	6,503,443	8,406,560
Ethos Capital Investments A LP	Primary	10/2021-09/2023	North America	4,859,100	8,682,426
Evidence Co-Invest LP	Co-Investment	12/2020	North America	3,930,055	3,949,325
Goldeneye Holdings Parent, LP (F)	Co-Investment	07/2021	North America	1,800,000	2,358,000
Greenbriar Equity Fund V, L.P.	Primary	08/2021-10/2024	North America	11,303,993	13,646,720
Highline PPC FT Holdings LLC (G)	Co-Investment	11/2020	North America	2,690,000	5,830,746
Horizon Co-Investment, L.P.	Co-Investment	06/2022	North America	3,204,397	4,160,000
Itelyum Co-Investment LP	Co-Investment	09/2021	Europe	5,512,630	9,373,096
JLL MedeAnalytics Co-Invest, L.P.	Co-Investment	11/2020-11/2023	North America	1,013,897	975,131
Madison Dearborn Capital Partners VIII-C, L.P.	Primary	04/2021-10/2024	North America	837,606	1,034,102
New Mountain Partners VI, L.P.	Primary	03/2021-09/2024	North America	6,663,283	9,575,050
Nordic Capital X Alpha, L.P.	Primary	05/2021-10/2024	Europe	8,612,904	11,281,724
Oakley Capital IV Co-Investment (B) SCSp	Co-Investment	02/2021	Europe	2,451,704	1,131,763
Oakley Capital IV Co-Investment (C) SCSp	Co-Investment	09/2021	Europe	592,534	241,256
Oakley Capital V-B2 SCSp	Primary	05/2022-12/2024	Europe	4,175,362	4,482,138
Patriot SPV, L.P.	Secondary	03/2021	North America	-	-
PPC III-A LP	Primary	03/2021-03/2024	North America	11,684,124	15,517,269
Prime Acquisitions Holdco, LP	Co-Investment	08/2021-08/2023	North America	6,299,438	8,889,925
Riverside Fund V CF-B, L.P.	Secondary	03/2021-02/2024	North America	3,081,837	3,595,389
SPH Acquisitions, Inc. (F)	Co-Investment	12/2020-08/2023	North America	1,328,341	1,889,288
Summit Partners Co-Invest (Lions), L.P.	Co-Investment	10/2020-09/2022	North America	2,711,810	3,895,848
Tailwind TPRC Investor, LP	Co-Investment	01/2021-03/2021	North America	1,824,541	2,478,066
THL HT Parallel SPV, L.P.	Secondary	12/2020-10/2024	North America	4,331,242	8,859,981
Thoma Bravo Discover Fund III-A, L.P.	Primary	06/2021-12/2023	North America	7,904,444	10,335,420
Thomas H. Lee Parallel Fund IX L.P.	Primary	01/2022-01/2024	North America	6,998,054	7,247,515
VSC Precision Medical LLC (F)(G)	Co-Investment	11/2020-11/2022	North America	1,954,918	2,949,209
				153,549,448	220,548,801

NB Crossroads Private Markets Fund VI Holdings LP

Schedule of Investments (continued)

December 31, 2024 (Unaudited)

Investments / Co-investments (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (E)	Cost	Fair Value
Special Situations (5.83%)
CB Starfish TopCo, L.P.	Co-Investment	08/2021	North America	419,553	900,000
Centerbridge Capital Partners IV, L.P.	Primary	12/2021-08/2024	North America	10,814,815	14,500,000
NS KMS Investment LLC (G)	Co-Investment	11/2020-06/2024	North America	3,682,287	1,010,141
Rothwell Ventures Ultimate Feeder I (Cayman) L.P.	Secondary	09/2021-10/2022	North America	2,493,824	6,271,727
				17,410,479	22,681,868
Venture Capital (10.36%)
ACME Fund IV, LP	Primary	12/2021-10/2024	North America	3,318,567	3,065,881
Blackstone Growth L.P.	Primary	01/2021-10/2024	North America	6,931,976	6,136,189
Blackstone Growth Mario Co-Invest L.P.	Co-Investment	12/2020-07/2023	North America	1,964,578	3,705,322
Dragoneer Opportunities Offshore Feeder V, L.P.	Primary	01/2021-09/2024	North America	4,696,054	4,039,339
FV Ace Grades Partners, L.P.	Co-Investment	07/2020	Asia	1,505,661	774,967
GGV Capital Fund VIII L.P.	Primary	04/2021-09/2024	North America	4,704,000	4,883,429
GGV Capital Fund VIII Plus L.P.	Primary	06/2021-08/2024	North America	912,000	952,758
Meritech Capital Partners VII L.P.	Primary	11/2020-11/2024	North America	4,562,500	4,996,773
Meritech Capital SPV I L.P.	Co-Investment	05/2021	North America	3,000,000	2,467,971
Summit Partners Co-Invest (Optmo), SCSp	Co-Investment	10/2021	Europe	1,811,897	1,913,504
Summit Partners Venture Capital Fund V-B, L.P.	Primary	05/2021-10/2024	North America	3,486,261	3,926,088
THL Automation Fund Investors (4K), L.P.	Co-Investment	03/2021-09/2022	North America	2,511,071	3,450,000
				39,404,565	40,312,221

Short Term Investments	Cost	Fair Value
Money Market Fund (2.08%)
Morgan Stanley Institutional Liquidity Fund Government Portfolio (H)	8,087,087	8,087,087
	8,087,087	8,087,087

Total Investments (cost $299,422,032) (101.53%)		395,148,374
Other Assets & Liabilities (Net) (-1.53%)		(5,970,327)
Partners' Capital - Net Assets (100.00%)		$389,178,047

(A)	Non-income producing securities, which are restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at December 31, 2024 aggregated $291,334,945. Total fair value of illiquid and restricted securities at December 31, 2024 was $387,061,287 or 99.45% of net assets.
(C)	Acquisition Dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	All percentages are calculated as fair value divided by the Master Fund's Partners' Capital - Net Assets.
(E)	Geographic Region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.
(F)	The fair value of the investment was determined using a significant unobservable input.
(G)	This investment is made through the Master Fund's wholly owned subsidiary, NB CPMF VI B LLC.
(H)	The rate is 4.29%, the annualized seven-day yield as of December 31, 2024.

Valuation of Investments

NB Crossroads Fund VI Holdings LP (the “Master Fund”) computes its net asset value (“NAV”) as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Neuberger Berman Investment Advisers LLC (“Registered Investment Adviser”) and the NB Alternatives Advisers LLC (“Sub-Adviser”) in accordance with valuation principles set forth below, or as may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board of Managers of the Company (the “Board”).

The Board has approved the Procedures pursuant to which the Master Fund values its investments. In accordance with Rule 2a-5 under the Investment Company Act, the Board has designated NBIA as its Valuation Designee (the “Valuation Designee”). The Valuation Designee, with assistance from NBAA, is responsible for determining fair value in good faith for the Fund’s investments without readily available market quotations, subject to oversight by the Board.

It is expected that most of the Underlying Investments in which the Master Fund invests will meet the criteria set forth under the Financial Accounting Standards Board (“FASB”) ASC Topic 820, Fair Value Measurement (“ASC 820”) permitting the use of the practical expedient to determine the fair value of the Underlying Investments. ASC 820 provides that, in valuing alternative investments that do not have quoted market prices but calculate NAV per share or equivalent, an investor may determine fair value by using the NAV reported to the investor by the underlying investment. To the extent ASC 820 is applicable to an investment, the Sub-Adviser generally will value the Master Fund’s investment based primarily upon the value reported to the Master Fund by the Portfolio Fund or the lead investor of a Co-Investment as of each quarter-end, determined by the Underlying Investment in accordance with its own valuation policies.

FASB ASC 820-10, “Fair Value Measurements” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820 provides three levels of the fair value hierarchy as follows:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access;

Level 2	Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data;

Level 3	Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Master Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds to which the Master Fund commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Master Fund generally holds interests in Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market" where an investor purchases a limited partner’s existing interest and remaining commitment.

Assumptions used by the Sub-Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations and financial condition.

The following table presents the investments carried on the Statement of Assets, Liabilities and Partners’ Capital – Net Assets by level within the valuation hierarchy as of December 31, 2024.

	Level 1	Level 2	Level 3	Net Asset Value	Total
Assets:
Large-cap Buyout	$-	$-	$6,232,000	$97,286,397	$103,518,397
Small and Mid-cap Buyout	-	-	15,588,711	204,960,090	220,548,801
Special Situations	-	-	-	22,681,868	22,681,868
Venture Capital	-	-	-	40,312,221	40,312,221
Money Market Fund	8,087,087	-	-	-	8,087,087
Total	$8,087,087	$-	$21,820,711	$365,240,576	$395,148,374

Significant Unobservable Inputs

As of December 31, 2024, the Master Fund had investments valued at $395,148,374. The fair value of investments valued at $365,240,576 in the Master Fund's Schedule of Investments have been valued at the unadjusted NAV reported by the managers of the investments.

The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement. The following table summarizes the valuation methodologies and inputs used for investments categorized in Level 3 as of December 31, 2024.

			Unobservable Inputs
Investments	Fair Value 12/31/24	Valuation Methodologies	Variable	Value/Range	Weighted Average[1]
Large-cap Buyout	$6,232,000	Market Comparables	LTM Revenue, NTM EBITDA	23.0x 20.0x	N/A

Small and Mid-cap Buyout	13,230,711	Market Comparables	LTM EBITDA	13.0 - 17.2x	14.1x

Small and Mid-cap Buyout	2,358,000	Market Comparables	LTM Revenue, NTM Revenue	11.5x 9.5x	N/A

Total	$21,820,711

1 Inputs weighted based on fair value of investments in range.

During the nine months ended December 31, 2024, purchases of and sales from Level 3 investments were as follows:

Purchases	Sales
$250,773	$-

During the nine months ended December 31, 2024 unrealized depreciation and realized gains from Level 3 investments were $1,368,062 and $0, respectively.

The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 during nine months ended December 31, 2024.

The estimated remaining life of the Master Fund’s Portfolio Funds as of December 31, 2024 is one to ten years, with the possibility of extensions by each of the Underlying Investments.